Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 15,505.4	$ 15,039.9
Accumulated depreciation and amortization	(4,735.1)	(3,528.1)
Total property and equipment, net	10,770.3	11,511.8
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	2,624.7	2,782.5
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	5,407.9	5,637.7
Property under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	579.3	550.7
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1,367.5	1,278.8
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	4,488.9	3,737.5
Buildings under capital leases
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,037.1	$ 1,052.7